                      SEMIANNUAL REPORT / JANUARY 31, 2002

                          AIM INTERNATIONAL VALUE FUND

                                 [COVER IMAGE]

                                [AIM FUNDS LOGO]

                            --Registered Trademark--

                                 [COVER IMAGE]

                     -------------------------------------

                TRADER GEORG (GISZE) BY HANS HOLBEIN THE YOUNGER

               THIS PAINTING DEPICTS A GERMAN MERCHANT IN LONDON,

         PRESUMABLY ON SOME KIND OF BUSINESS VENTURE. THE VARIOUS ITEMS

          SURROUNDING HIM--LEDGERS AND LISTS, FOREIGN COINS, ORNAMENTAL

            AND EXOTIC-LOOKING OBJECTS--CALL TO MIND HIS TRAVELS IN

                SUPPORT OF HIS PROFESSION. TRADERS SUCH AS GEORG

             FORMED THE BASIS OF THE GLOBAL MARKETPLACE AS WE KNOW

                    IT, ALLOWING COMPANIES SUCH AS THOSE IN

          WHICH THIS FUND INVESTS TO BE OPEN TO THE TRADERS OF TODAY.

                     -------------------------------------

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM International Value Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value. On July 1, 2001, AIM Advisor International Value was renamed AIM International Value Fund.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of Class A, Class B and Class C shares will differ due to different sales charge structures and class expenses.

o The fund's average annual total returns, including sales charges, for the periods ended 12/31/01, the most recent calendar quarter end, were as follows. Class A shares, one year, -20.78%; inception (12/31/96), 1.98%. Class B shares, one year, -20.91%; inception (3/3/98), -2.91%. Class C shares, one year, -17.63%; five years, 2.36%; inception (5/1/95), 6.40%.

o The fund may participate in the initial ~public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investments the fund may make in IPOs may significantly increase the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

o International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies.

o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Lipper International Fund Index represents an average of the performance of the 30 largest international mutual funds tracked by Lipper, Inc., an independent mutual funds performance monitor.

o The unmanaged MSCI EAFE--Registered Trademark-- (Europe, Australasia and the Far East) Index is a group of foreign securities tracked by Morgan Stanley Capital International.

An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends and they do not reflect sales charges or fund expenses.

   AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR
      GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF
                                  YOUR MONEY.

   This report may be distributed only to current shareholders or to persons who have received a current prospectus of the fund.

AVERAGE ANNUAL TOTAL RETURNS

As of 1/31/02, including sales charges
================================================================================
CLASS A SHARES
Inception (12/31/96)      1.32%
5 Years                   1.64
1 Year                  -25.05

CLASS B SHARES
Inception (3/3/98)       -3.64%
1 Year                  -25.17

CLASS C SHARES
Inception (5/1/95)        5.81%
5 Years                   2.02
1 Year                  -22.02

Past performance cannot guarantee comparable future results. DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.
================================================================================

                    DEAR FELLOW SHAREHOLDER:

[PHOTO OF           We understand how challenging the investing environment has
ROBERT H.           been recently. For equity investors, the years 2000 and 2001
GRAHAM]             were unlike anything we had seen in a generation. For the
                    first time since the 1970s, the S&P 500 and other major domestic stock benchmarks produced negative returns two years in a row. And there was no comfort overseas; the MSCI
                    World Index also produced negative returns both years.

                        As usually occurs during difficult stock markets,
                    fixed-income investments, particularly high-quality ones, did well. The domestic, investment-grade Lehman Aggregate Bond Index produced positive returns both years.

                        Conditions were trying on many levels. Geopolitically,
                    the appalling terrorist attacks of September 11 led to a serious decline in markets, though initial success in our ensuing war in Afghanistan helped markets advance later in 2001. Macroeconomically, the United States officially slipped into recession in March 2001, the first such slowdown in a decade.

    At the individual firm level, the Enron bankruptcy has occasioned a confidence crisis that has markets unsettled. As I write this, about 11 weeks into the new year, several Congressional committees, the Securities and Exchange Commission and the Justice Department are conducting investigations of Enron. While we do not yet have all the details about what happened at Enron, it clearly has resulted in a new level of skepticism of the financial statements of even the soundest companies. AIM strongly believes that sound accounting policies, full and accurate financial disclosure, and independent audits are absolutely essential to maintain the integrity of the markets and the confidence of investors, and will support any legislative or regulatory changes that may be desirable to further these objectives.

WHAT SHOULD INVESTORS DO NOW?

Mindful of recent events and scandals and in view of the two-year bear market in equities, many of our shareholders have asked us what they should do about their investments. We cannot offer individualized advice--that is the role of your financial advisor. But we can once again offer insights we have gained over many years in this business.

    First is the crucial importance of diversification--a major lesson of the Enron story that is reinforced by the disparate performance of equity and fixed-income investments during this reporting period. Relying on one stock to build financial security has again proven to be downright dangerous, but mutual fund investors should also keep in mind that whole sectors and investment approaches do go in and out of favor. A diversified portfolio that embraces different classes of securities and various investment strategies can offer protection from these shifts in sentiment.

    A second insight is the importance of a long time horizon. Whatever current market conditions are like, we at AIM intend to stay focused on the long term. Our portfolio managers will continue to invest your money using the time-tested disciplines AIM has employed for more than a quarter century. We consider a long-term perspective the most advisable course for our shareholders too.

    Changing your portfolio on the basis of short-term events and market moves rarely proves beneficial. As we have reminded you on many occasions, data show that pulling out of the market even for a short period and missing a few of its best days is likely to have a negative effect on your long-term returns. In investing, it is time in the markets, not market timing, that counts.

    Now more than ever, we encourage you to stay in touch with your financial advisor. He or she is familiar with the goals and time horizon you have established for your investments and can help you build a diversified portfolio and stay focused on those goals.

YOUR FUND'S PERFORMANCE

A slowing global economy, disappointing corporate earnings and the September 11 terrorist attacks jolted international stock markets, and this trend negatively affected your fund's performance. Excluding sales charges, total return for Class A shares was -9.38% for the six months ended January 31, 2002. Over the same period, the MSCI EAFE--Registered Trademark-- Index and the Lipper International Fund Index returned -11.28% and -9.13%, respectively.

    The following pages contain your portfolio managers' discussion of how they have managed the portfolio during the reporting period, how the markets affected the fund, and the fund's long-term record. We hope you find their discussion informative.

    If you have questions or comments about this report, please contact us through our Web site, www.aimfunds.com. We understand that our shareholders are relying on us for the growth of their investments, and we want you to know that all of us are working diligently to that end. Thank you for your continued participation in The AIM Family of Funds--Registered Trademark--.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman
March 15, 2002

FUND CONTENDS WITH SLOWING GLOBAL ECONOMY

INTERNATIONAL STOCKS STRUGGLED DURING THE REPORTING PERIOD. HOW DID AIM INTERNATIONAL VALUE FUND PERFORM?

The generally difficult market environment for international stocks hurt the fund's performance. Excluding sales charges, total returns for Class A, Class B and Class C shares were -9.38%, -9.65% and -9.66%, respectively, for the six months ended January 31, 2002. By comparison, the MSCI EAFE--Registered Trademark-- Index and the Lipper International Fund Index returned -11.28% and -9.13%, respectively, over the same period.

WHAT WERE SOME OF THE KEY TRENDS IN INTERNATIONAL MARKETS?

International markets generally sustained losses for the reporting period. Slowing economic growth, disappointing corporate earnings and the September 11 terrorist attacks all contributed to this decline. The attacks heightened economic uncertainty, causing investors around the world to shift money out of stocks into safer, more liquid assets. However, international markets rallied in the fourth quarter of 2001 as central banks in many countries cut interest rates to stimulate economic growth. Investors also shifted more assets back into stocks amid speculation that the economy may have reached its low point.

    International markets again fell in January as negative corporate news, combined with economic uncertainty, caused investors to take profits from the recent rally. All major central banks left interest rates unchanged during January in response to growing signs that the global economy was emerging from the recent slowdown.

    With the exception of the fourth quarter of 2001, value stocks outperformed growth stocks. For most of the reporting period, emerging markets outperformed developed markets and small-cap stocks outperformed large-cap stocks.

HOW DID EUROPEAN MARKETS PERFORM?

Despite the rally in the fourth quarter of 2001, most European markets finished the reporting period lower. Even before the terrorist attacks, investors were concerned about the slowing economy in Europe. However, markets rallied in the last three months of 2001 as European consumers went on a spending spree. Technology and media stocks, which~previously had been depressed, were among the strongest performers. The rally ended in January as a result of rising unemployment and concerns about the accounting practices of several high-profile U.S. companies.

    The United Kingdom was one of the more stable European economies, and its stock market fared somewhat better than its counterparts on the continent. Additionally, the British pound held up better than the euro against other major currencies. Also, the largest stocks on the UK's major exchange were primarily in service industries--areas that were more stable in the volatile market environment.

HOW DID ASIAN MARKETS PERFORM?

Most Asian markets posted gains for the reporting period. Indeed, South Korea was one of the best-performing markets in the world, as the country benefited from a government-spending program designed to offset a loss in overseas demand for its products. Other Asian markets that performed well included Singapore and Taiwan, which got a boost from the tech rally at the end of 2001. Japanese markets, however, continued to slide. Japan, the largest Asian economy, had to contend with its fourth recession in a decade, rising unemployment and falling consumer confidence. On a positive note, the Japanese government intervened to weaken the yen, which made the country's exports cheaper abroad.

HOW WAS THE FUND POSITIONED AT THE CLOSE OF THE REPORTING PERIOD?

As of January 31, 2002, the fund had 58

--------------------------------------------------------------------------------
FUND AT A GLANCE                [IMAGE]

AIM International Value Fund seeks high total return~by investing in a diversified portfolio of foreign equity securities.

INVESTMENT STYLE: Value (Investing in securities of quality companies selling at a substantial discount to intrinsic value)

o Selects attractively priced international stocks from both developed and emerging markets

o   Seeks to own the stocks of fundamentally strong companies
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION

As of 1/31/02, based on total net assets

====================================================================================================================================
TOP 10 HOLDINGS                                         TOP 10 INDUSTRIES                                  TOP 10 COUNTRIES
------------------------------------------------------------------------------------------------------------------------------------
 1. HSBC Holdings PLC-ADR (United Kingdom)        3.1%   1. Banks                                   16.3%   1. United Kingdom  20.6%

 2. Nestle S.A.-ADR (Switzerland)                 2.9    2. Integrated Oil & Gas                    11.3    2. Japan           16.3

 3. GlaxoSmithKline PLC-ADR (United Kingdom)      2.9    3. Integrated Telecommunications Services   8.8    3. Netherlands     10.9

 4. National Australia Bank Ltd.-ADR (Australia)  2.8    4. Pharmaceuticals                          6.6    4. France          10.0

 5. ING Groep N.V.-ADR (Netherlands)              2.7    5. Packaged Foods                           6.1    5. Switzerland      9.0

 6. Novartis A.G.-ADR (Switzerland)               2.7    6. Consumer Electronics                     5.2    6. Germany          5.7

 7. TotalFinaElf S.A.-ADR (France)                2.6    7. Electric Utilities                       5.0    7. U.S.A.           5.6

 8. Societe Generale-ADR (France)                 2.5    8. Electronic Equipment & Instruments       3.2    8. Italy            4.7

 9. Diageo PLC (United Kingdom)                   2.5    9. Diversified Financial Services           2.7    9. Spain            4.4

10. Canon, Inc.-ADR (Japan)                       2.5   10. Diversified Chemicals                    2.7   10. Australia        4.0

The fund's portfolio is subject to change, and there is no guarantee that the fund will continue to hold any particular security.
====================================================================================================================================

holdings, with significant exposure to financial, consumer-discretionary and energy stocks. The bulk of the fund's holdings were in European and Asian stocks, with the United Kingdom and Japan representing the top country allocations. The fund's sector and country allocations are primarily a by-product of our stock-selection process. We seek to own the favorably priced stocks of companies with established track records. This strategy has resulted in the fund investing primarily in the stocks of large, multi-national companies.

CAN YOU NAME A FEW STOCKS THAT PERFORMED WELL FOR THE FUND?

o Canon, a Japanese firm, makes printers and other computer peripherals. About 70% of its sales are to customers outside of Japan. The company has improved efficiency, and its management was recently ranked among the top 25 in the world.

o Nestle of Switzerland is the world's top food company. Although perhaps best known for its chocolate, the company also markets coffee, bottled water, pet food and other products. Its stock held up well in the volatile market environment.

o Unilever, a British/Dutch firm, is a leading distributor of packaged consumer products, such as frozen foods, margarine, tea, soap and deodorants. It markets such brand-name products as Breyers Ice Cream, Lipton Tea and Dove Soap. Its stock rallied strongly as the reporting period came to a close.

o Total Fina Elf of France is one of the world's largest integrated oil companies. It operates 26 refineries and runs more than 17,600 service stations, mostly in Europe and Africa. Its stock performed well, particularly toward the end of the reporting period.

WHAT WERE ECONOMIC AND MARKET CONDITIONS LIKE AT THE CLOSE OF THE REPORTING PERIOD?

The situation was mixed. In the United States, the Federal Reserve Board (the
Fed) had slashed interest rates to their lowest levels in decades in an effort boost the world's largest economy. After contracting in the third quarter of 2001, the U.S. economy grew in the fourth quarter, contrary to many analysts' expectations. The nation's unemployment rate, which had been rising for several months, fell in January. Several blue chip companies reported positive earnings. However, concerns about corporate accounting practices and economic uncertainties caused U.S. markets to be volatile--a development that had ramifications on markets around the world.

    In Europe, conditions were similar. In an effort to stimulate economic growth, central banks had cut interest rates, although not as aggressively as the Fed. Unemployment had risen in some countries, including Germany and France, continental Europe's two largest economies. However, many companies were restructuring and implementing cost-cutting measures in an effort to improve profitability. Additionally, the introduction of euro notes and coins in 11 countries went smoother than expected.

    Although some modest reforms had been implemented in Japan, the country's economy continued to founder. We believe that the best investment strategy with regard to Japan is to buy the stocks of companies that have customers worldwide. Such companies tend to be less affected by the country's economic woes.

          See important fund and index disclosures inside front cover.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

JANUARY 31, 2002
(UNAUDITED)


                                                                MARKET
                                                 SHARES          VALUE
FOREIGN STOCKS AND OTHER EQUITY
  INTERESTS-93.12%

AUSTRALIA-4.02%

National Australia Bank Ltd.-ADR (Banks)            30,000    $ 2,634,300
-------------------------------------------------------------------------
Rio Tinto Ltd.-ADR (Diversified Metals &
  Mining)                                           14,000      1,087,005
=========================================================================
                                                                3,721,305
=========================================================================

BRAZIL-1.24%

Petroleo Brasileiro S.A.-ADR (Integrated Oil
  & Gas)                                            55,000      1,152,250
=========================================================================

FRANCE-9.97%

Compagnie de Saint-Gobain (Building Products)       10,000      1,420,652
-------------------------------------------------------------------------
Compagnie Generale des Etablissements
  Michelin-Class B (Tires & Rubber)                 45,000      1,588,770
-------------------------------------------------------------------------
Societe Generale-ADR (Banks)                       200,000      2,355,500
-------------------------------------------------------------------------
TotalFinaElf S.A.-ADR (Integrated Oil & Gas)        33,833      2,380,490
-------------------------------------------------------------------------
Vivendi Universal S.A. (Movies &
  Entertainment)                                    35,000      1,493,788
=========================================================================
                                                                9,239,200
=========================================================================

GERMANY-5.69%

BASF A.G.-ADR (Diversified Chemicals)(a)            35,000      1,366,400
-------------------------------------------------------------------------
Bayer A.G.-ADR (Diversified Chemicals)              35,000      1,121,750
-------------------------------------------------------------------------
Deutsche Bank A.G. (Banks)                          25,000      1,557,500
-------------------------------------------------------------------------
SAP A.G.-ADR (Application Software)                 35,000      1,227,100
=========================================================================
                                                                5,272,750
=========================================================================

ITALY-4.72%

ENI S.p.A-ADR (Integrated Oil & Gas)                25,000      1,635,000
-------------------------------------------------------------------------
Sanpaolo IMI S.p.A-ADR (Banks)                      50,000        977,500
-------------------------------------------------------------------------
Telecom Italia S.p.A.-ADR (Integrated
  Telecommunication Services)                       22,000      1,757,360
=========================================================================
                                                                4,369,860
=========================================================================

JAPAN-16.29%

Canon, Inc.-ADR (Office Electronics)                70,000      2,321,200
-------------------------------------------------------------------------
Fuji Photo Film Co., Ltd.-ADR (Photographic
  Products)                                         60,000      1,920,000
-------------------------------------------------------------------------
Hitachi Ltd.-ADR (Electronic Equipment &
  Instruments)                                      10,000        628,100
-------------------------------------------------------------------------
Honda Motor Co., Ltd.-ADR (Automobile
  Manufacturers)                                    52,000      1,052,480
-------------------------------------------------------------------------
Kyocera Corp.-ADR (Electronic Equipment &
  Instruments)                                      20,000      1,179,000
-------------------------------------------------------------------------
Nintendo Co. Ltd. (Consumer Electronics)             6,000        858,956
-------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES          VALUE

JAPAN-(CONTINUED)

Nippon Telegraph & Telephone Corp.
  (Integrated Telecommunication Services)              390    $ 1,169,320
-------------------------------------------------------------------------
Shin-Etsu Chemical Co., Ltd. (Specialty
  Chemicals)                                        30,000        984,081
-------------------------------------------------------------------------
Sony Corp-ADR (Consumer Electronics)                40,000      1,790,400
-------------------------------------------------------------------------
Takefuji Corp. (Consumer Finance)                   15,000        883,892
-------------------------------------------------------------------------
TDK Corp. (Electronic Equipment &
  Instruments)                                      26,000      1,151,954
-------------------------------------------------------------------------
Toyota Motor Corp. (Automobile Manufacturers)       45,000      1,152,176
=========================================================================
                                                               15,091,559
=========================================================================

MEXICO-1.87%

Telefonos de Mexico S.A. de C.V.- Class L-ADR
  (Integrated Telecommunication Services)           45,000      1,728,000
=========================================================================

NETHERLANDS-10.88%

ABN AMRO Holding N.V. (Banks)                       90,000      1,555,163
-------------------------------------------------------------------------
ING Groep N.V.-ADR (Diversified Financial
  Services)                                        100,000      2,525,000
-------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics
  N.V.-ADR (Consumer Electronics)                   77,600      2,122,360
-------------------------------------------------------------------------
Royal Dutch Petroleum Co.-ADR (Integrated Oil
  & Gas)                                            38,000      1,898,860
-------------------------------------------------------------------------
Unilever N.V.-ADR (Packaged Foods)                  35,000      1,971,900
=========================================================================
                                                               10,073,283
=========================================================================

NORWAY-0.97%

Statoil A.S.A. (Integrated Oil & Gas)(a)           140,000        897,347
=========================================================================

PORTUGAL-1.58%

Portugal Telecom, SGPS, S.A.-ADR (Integrated
  Telecommunication Services)(a)                   193,800      1,463,190
=========================================================================

SOUTH KOREA-1.96%

Korea Electric Power Corp.-ADR (Electric
  Utilities)                                       100,000        936,000
-------------------------------------------------------------------------
Korea Telecom Corp.-ADR (Integrated
  Telecommunication Services)                       45,000        883,350
=========================================================================
                                                                1,819,350
=========================================================================

SPAIN-4.37%

Banco Popular Espanol S.A. (Banks)                  35,000      1,183,133
-------------------------------------------------------------------------
Endesa S.A.-ADR (Electric Utilities)               130,000      1,898,000
-------------------------------------------------------------------------
Repsol YPF, S.A.-ADR (Integrated Oil & Gas)         80,000        963,200
=========================================================================
                                                                4,044,333
=========================================================================


                                                                MARKET
                                                 SHARES          VALUE

SWITZERLAND-9.00%

Nestle S.A.-ADR (Packaged Foods)                    50,000    $ 2,709,120
-------------------------------------------------------------------------
Novartis A.G.-ADR (Pharmaceuticals)                 72,000      2,493,360
-------------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)(a)             14,000        925,980
-------------------------------------------------------------------------
Syngenta A.G. (Fertilizers & Agricultural
  Chemicals)(a)                                     23,000      1,234,388
-------------------------------------------------------------------------
Zurich Financial Services A.G. (Multi-Line
  Insurance)                                         5,000        972,497
=========================================================================
                                                                8,335,345
=========================================================================

UNITED KINGDOM-20.56%

BP PLC (Integrated Oil & Gas)                      200,000      1,546,785
-------------------------------------------------------------------------
British Aerospace PLC (Aerospace/Defense)(a)       200,000        959,684
-------------------------------------------------------------------------
BT Group PLC-ADR (Integrated
  Telecommunication Services)                       35,000      1,121,750
-------------------------------------------------------------------------
Cadbury Schweppes PLC (Packaged Foods)(a)          155,000        934,069
-------------------------------------------------------------------------
Diageo PLC (Distillers & Vintners)                 200,000      2,325,822
-------------------------------------------------------------------------
GlaxoSmithKline PLC-ADR (Pharmaceuticals)           55,030      2,653,546
-------------------------------------------------------------------------
HSBC Holdings PLC-ADR (Banks)                       50,000      2,845,500
-------------------------------------------------------------------------
Kingfisher PLC (Home Improvement Retail)           153,900        855,221
-------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES          VALUE
UNITED KINGDOM-(CONTINUED)

Marks & Spencer PLC (Department Stores)            210,000    $ 1,135,108
-------------------------------------------------------------------------
Rolls-Royce PLC (Aerospace/Defense)(a)             375,000        836,195
-------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Banks)            79,960      2,014,329
-------------------------------------------------------------------------
Scottish Power PLC (Electric Utilities)            300,000      1,816,343
=========================================================================
                                                               19,044,352
=========================================================================
    Total Foreign Stocks and Other Equity
      Interests (Cost $85,173,705)                             86,252,124
=========================================================================

                                                PRINCIPAL
                                                 AMOUNT

U.S. GOVERNMENT AGENCY SECURITIES-5.63%

Federal Home Loan Mortgage Corp. Disc. Notes,
  1.80%, 02/01/02 (Cost $5,218,000)(b)         $ 5,218,000      5,218,000
=========================================================================
TOTAL INVESTMENTS--98.75% (Cost $90,391,705)                   91,470,124
=========================================================================
OTHER ASSETS LESS LIABILITIES--1.25%                            1,158,227
=========================================================================
NET ASSETS-100.00%                                            $92,628,351
_________________________________________________________________________
=========================================================================

Investment Abbreviations:

ADR    - American Depositary Receipt
Disc.  - Discounted

Notes to Schedule of Investments:
(a) Non-income producing security.
(b) The interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------

JANUARY 31, 2002
(UNAUDITED)

ASSETS:

Investments, at market value (cost
  $90,391,705)                                  $91,470,124
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                1,871,704
-----------------------------------------------------------
  Dividends                                         152,810
-----------------------------------------------------------
Investment for deferred compensation plan            25,658
-----------------------------------------------------------
Other assets                                         19,584
===========================================================
    Total assets                                 93,539,880
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                            689,370
-----------------------------------------------------------
  Deferred compensation plan                         25,658
-----------------------------------------------------------
Accrued distribution fees                           134,348
-----------------------------------------------------------
Accrued trustees' fees                                  794
-----------------------------------------------------------
Accrued transfer agent fees                          21,069
-----------------------------------------------------------
Accrued operating expenses                           40,290
===========================================================
    Total liabilities                               911,529
===========================================================
Net assets applicable to shares outstanding     $92,628,351
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $32,416,680
___________________________________________________________
===========================================================
Class B                                         $10,411,843
___________________________________________________________
===========================================================
Class C                                         $49,799,828
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Class A                                           2,591,355
___________________________________________________________
===========================================================
Class B                                             852,630
___________________________________________________________
===========================================================
Class C                                           4,082,058
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $     12.51
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $12.51 divided by
      94.50%)                                   $     13.24
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                       $     12.21
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                       $     12.20
___________________________________________________________
===========================================================

STATEMENT OF OPERATIONS
---------------------------------------------------------------

FOR THE SIX MONTHS ENDED JANUARY 31, 2002
(UNAUDITED)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $103,785)                                     $   573,083
-----------------------------------------------------------
Interest                                             29,222
===========================================================
    Total investment income                         602,305
===========================================================

EXPENSES:

Advisory fees                                       463,525
-----------------------------------------------------------
Administrative services fees                         25,206
-----------------------------------------------------------
Custodian fees                                       27,168
-----------------------------------------------------------
Distribution fees -- Class A                         50,640
-----------------------------------------------------------
Distribution fees -- Class B                         46,727
-----------------------------------------------------------
Distribution fees -- Class C                        272,433
-----------------------------------------------------------
Transfer agent fees -- Class A                       25,252
-----------------------------------------------------------
Transfer agent fees -- Class B                       10,240
-----------------------------------------------------------
Transfer agent fees -- Class C                       59,703
-----------------------------------------------------------
Trustees' fees                                        4,137
-----------------------------------------------------------
Other                                                58,453
===========================================================
    Total expenses                                1,043,484
===========================================================
Less: Expenses paid indirectly                         (496)
===========================================================
    Net expenses                                  1,042,988
===========================================================
Net investment income (loss)                       (440,683)
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN
  CURRENCIES:

Net realized gain (loss) from:
  Investment securities                          (4,819,922)
-----------------------------------------------------------
  Foreign currencies                                (61,445)
===========================================================
                                                 (4,881,367)
===========================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                          (4,281,528)
-----------------------------------------------------------
  Foreign currencies                                 (2,109)
===========================================================
                                                 (4,283,637)
===========================================================
Net gain (loss) from investment securities
  and foreign currencies                         (9,165,004)
===========================================================
Net increase (decrease) in net assets
  resulting from operations                     $(9,605,687)
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED JANUARY 31, 2002 AND THE YEAR ENDED JULY 31, 2001 (UNAUDITED)

                                                              JANUARY 31,      JULY 31,
                                                                 2002            2001
                                                              -----------    ------------
OPERATIONS:

  Net investment income (loss)                                $ (440,683)    $    (99,255)
-----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                        (4,881,367)       2,812,833
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies              (4,283,637)     (21,198,473)
=========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                               (9,605,687)     (18,484,895)
=========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                       (326,844)      (3,675,406)
-----------------------------------------------------------------------------------------
  Class B                                                       (112,953)        (716,096)
-----------------------------------------------------------------------------------------
  Class C                                                       (586,319)     (10,259,617)
-----------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                      7,622,267        6,225,433
-----------------------------------------------------------------------------------------
  Class B                                                      2,844,288        4,552,726
-----------------------------------------------------------------------------------------
  Class C                                                     (6,450,300)      (3,518,037)
=========================================================================================
    Net increase (decrease) in net assets                     (6,615,548)     (25,875,892)
=========================================================================================

NET ASSETS:

  Beginning of period                                         99,243,899      125,119,791
=========================================================================================
  End of period                                               $92,628,351    $ 99,243,899
_________________________________________________________________________________________
=========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $96,847,255    $ 92,831,000
-----------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                    (898,790)        (458,107)
-----------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and foreign currencies                         (4,395,682)       1,511,801
-----------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                         1,075,568        5,359,205
=========================================================================================
                                                              $92,628,351    $ 99,243,899
_________________________________________________________________________________________
=========================================================================================

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

JANUARY 31, 2002
(UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM International Value Fund (the "Fund") is a series portfolio of AIM Advisor Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of two separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve high total return.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.


A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.00% of the Fund's average daily net assets. AIM has entered into a sub-advisory agreement with INVESCO Global Asset Management (N.A.), Inc. (IGAM) (formerly known as INVESCO Global Asset Management Limited) whereby AIM pays IGAM 40% of the fee paid by the Fund to AIM.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended January 31, 2002, AIM was paid $25,206 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended January 31, 2002, AFS was paid $42,519 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and

Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended January 31, 2002, the Class A, Class B and Class C shares paid AIM Distributors $50,640, $46,727 and $272,433, respectively, as compensation under the Plans.

  AIM Distributors received commissions of $7,708 from sales of the Class A shares of the Fund during the six months ended January 31, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended January 31, 2002, AIM Distributors received $1,816 in contingent deferred sales charges imposed on redemptions of Fund shares.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the six months ended January 31, 2002, the Fund paid legal fees of $2,088 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended January 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $496 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $496.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended January 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended January 31, 2002 was $7,166,028 and $8,734,357, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of January 31, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                        $ 14,436,333
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (13,552,316)
===========================================================
Net unrealized appreciation of investment
  securities                                   $    884,017
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $90,586,107.


NOTE 7--SHARE INFORMATION

Changes in shares outstanding during the six months ended January 31, 2002 and the year ended July 31, 2001 were as follows:

                           SIX MONTHS ENDED          YEAR ENDED JULY 31,
                           JANUARY 31, 2002                 2001
                       ------------------------   -------------------------
                        SHARES        AMOUNT        SHARES        AMOUNT
                       ---------   ------------   ----------   ------------
Sold:
  Class A              1,341,516   $ 17,263,817    4,820,707   $ 76,472,942
---------------------------------------------------------------------------
  Class B                326,218      4,113,232      381,219      5,709,213
---------------------------------------------------------------------------
  Class C                360,908      4,546,351    1,114,774     16,413,689
===========================================================================
Issued as reinvestment of dividends:
  Class A                 23,834        301,266      229,494      3,508,962
---------------------------------------------------------------------------
  Class B                  8,638        106,675       44,591        671,547
---------------------------------------------------------------------------
  Class C                 42,024        518,574      594,141      8,935,880
===========================================================================
Reacquired:
  Class A               (770,822)    (9,942,816)  (4,659,020)   (73,756,471)
---------------------------------------------------------------------------
  Class B               (109,073)    (1,375,619)    (115,405)    (1,828,034)
---------------------------------------------------------------------------
  Class C               (917,229)   (11,515,225)  (1,907,736)   (28,867,606)
===========================================================================
                         306,014   $  4,016,255      502,765   $  7,260,122
___________________________________________________________________________
===========================================================================

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                     CLASS A
                                                   ---------------------------------------------------------------------------
                                                   SIX MONTHS        YEAR       SEVEN MONTHS
                                                     ENDED           ENDED        ENDED            YEAR ENDED DECEMBER 31,
                                                   JANUARY 31,      JULY 31,    JULY 31,        ------------------------------
                                                    2002(a)         2001(a)      2000(a)         1999       1998      1997(a)
                                                   -----------      --------    ------------    -------    -------    --------
Net asset value, beginning of period                $   13.96       $ 18.78       $ 19.92       $ 16.57    $ 14.99    $  13.42(b)
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                          (0.03)         0.08          0.08          0.13       0.09        0.17
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                     (1.28)        (2.64)        (1.22)         3.57       1.59        1.69
==============================================================================================================================
    Total from investment operations                    (1.31)        (2.56)        (1.14)         3.70       1.68        1.86
==============================================================================================================================
Less distributions:
  Dividends from net investment income                     --            --            --         (0.28)     (0.10)      (0.07)
------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                 (0.14)        (2.26)           --         (0.07)        --       (0.22)
==============================================================================================================================
    Total distributions                                 (0.14)        (2.26)           --         (0.35)     (0.10)      (0.29)
==============================================================================================================================
Net asset value, end of period                      $   12.51       $ 13.96       $ 18.78       $ 19.92    $ 16.57    $  14.99
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(c)                                         (9.38)%      (14.66)%       (5.72)%       22.54%     11.20%      13.84%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $  32,417       $27,870       $30,153       $31,412    $28,281    $  8,444
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                       1.77%(d)      1.57%         1.54%(e)      1.51%      1.57%       1.71%
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                    1.77%(d)      1.67%         1.64%(e)      1.72%      1.81%       1.81%
==============================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                            (0.47)%(d)     0.49%         0.70%(e)      0.71%      0.84%       0.83%
==============================================================================================================================
Portfolio turnover rate                                     8%           23%           18%           24%         9%          9%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net asset value has been restated to reflect a 4 for 1 stock split, effected in the form of a 300% stock dividend, on November 7, 1997.
(c) Does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are annualized and based on average daily net assets of $28,701,369.
(e)  Annualized.


                                                                                 CLASS B
                                                 ------------------------------------------------------------------------
                                                                                                            MARCH 3, 1998
                                                 SIX MONTHS      YEAR       SEVEN MONTHS                    (DATE SALES
                                                   ENDED         ENDED         ENDED        YEAR ENDED      COMMENCED) TO
                                                 JANUARY 31,    JULY 31,     JULY 31,       DECEMBER 31,    DECEMBER 31,
                                                  2002(a)       2001(a)       2000(a)         1999             1998
                                                 -----------    --------    ------------    ------------    -------------
Net asset value, beginning of period              $   13.67      $18.59      $    19.81        $16.48         $  16.21
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                        (0.07)      (0.05)          (0.01)        (0.01)              --
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                          (1.25)      (2.61)          (1.21)         3.56             0.27
=========================================================================================================================
    Total from investment operations                  (1.32)      (2.66)          (1.22)         3.55             0.27
=========================================================================================================================
Less distributions:
  Dividends from net investment income                   --          --              --         (0.15)              --
-------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains               (0.14)      (2.26)             --         (0.07)              --
=========================================================================================================================
    Total distributions                               (0.14)      (2.26)             --         (0.22)              --
=========================================================================================================================
Net asset value, end of period                    $   12.21      $13.67      $    18.59        $19.81         $  16.48
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                       (9.65)%    (15.42)%         (6.16)%       21.70%            1.67%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $  10,412      $8,572      $    5,883        $5,642         $  4,289
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                     2.47%(c)    2.36%           2.32%(d)      2.27%            2.32%(d)
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                  2.47%(c)    2.36%           2.32%(d)      2.38%            2.46%(d)
=========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                  (1.17)%(c)   (0.30)%        (0.08)%(d)     (0.05)%          0.09%(d)
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                   8%         23%             18%           24%               9%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $9,269,257.
(d)  Annualized.


                                                                                   CLASS C
                                                 ---------------------------------------------------------------------------
                                                 SIX MONTHS      YEAR       SEVEN MONTHS
                                                   ENDED         ENDED         ENDED            YEAR ENDED DECEMBER 31,
                                                 JANUARY 31,    JULY 31,     JULY 31,       --------------------------------
                                                  2002(a)       2001(a)       2000(a)       1999(a)       1998      1997(a)
                                                 -----------    --------    ------------    --------    --------    --------
Net asset value, beginning of period              $   13.66     $ 18.58      $    19.80     $  16.48    $  14.93    $13.42(b)
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                        (0.07)      (0.05)          (0.01)       (0.01)         --        0.01
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                          (1.25)      (2.61)          (1.21)        3.55        1.55        1.73
============================================================================================================================
    Total from investment operations                  (1.32)      (2.66)          (1.22)        3.54        1.55        1.74
============================================================================================================================
Less distributions:
  Dividends from net investment income                   --          --              --        (0.15)         --       (0.01)
----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains               (0.14)      (2.26)             --        (0.07)         --       (0.22)
============================================================================================================================
    Total distributions                               (0.14)      (2.26)             --        (0.22)         --       (0.23)
============================================================================================================================
Net asset value, end of period                    $   12.20     $ 13.66      $    18.58     $  19.80    $  16.48    $  14.93
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(c)                                       (9.66)%    (15.42)%         (6.16)%      21.64%      10.38%      12.98%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $  49,800     $62,802      $   89,084     $108,821    $105,083    $ 93,162
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                     2.47%(d)    2.36%           2.32%(e)     2.27%       2.32%       2.46%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                  2.47%(d)    2.36%           2.32%(e)     2.38%       2.46%       2.46%
============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                  (1.17)%(d)   (0.30)%        (0.08)%(e)    (0.05)%     0.09%       0.08%
============================================================================================================================
Portfolio turnover rate                                   8%         23%             18%          24%          9%          9%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net asset value has been restated to reflect a 4 for 1 stock split, effected in the form of a 300% stock dividend, on November 7, 1997.
(c) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(d)  Ratios are annualized and based on average daily net assets of $54,042,391.
(e)  Annualized.

BOARD OF TRUSTEES          OFFICERS                               OFFICE OF THE FUND

Robert H. Graham           Robert H. Graham                       11 Greenway Plaza
                           Chairman and President                 Suite 100
Frank S. Bayley                                                   Houston, TX 77046
                           Carol F. Relihan
Bruce L. Crockett          Senior Vice President and Secretary    INVESTMENT ADVISOR

Albert R. Dowden           Gary T. Crum                           A I M Advisors, Inc.
                           Senior Vice President                  11 Greenway Plaza
Edward K. Dunn Jr.                                                Suite 100
                           Dana R. Sutton                         Houston, TX 77046
Jack M. Fields             Vice President and Treasurer
                                                                  SUB-ADVISOR
Carl Frischling            Robert G. Alley
                           Vice President                         INVESCO Global Asset Management (N.A.), Inc.
Prema Mathai-Davis                                                1360 Peachtree Street, N.E., Suite 100
                           Stuart W. Coco                         Atlanta, GA 30309
Lewis F. Pennock           Vice President
                                                                  TRANSFER AGENT
Ruth H. Quigley            Melville B. Cox
                           Vice President                         A I M Fund Services, Inc.
Louis S. Sklar                                                    P.O. Box 4739
                           Karen Dunn Kelley                      Houston, TX 77210-4739
                           Vice President
                                                                  CUSTODIAN
                           Edgar M. Larsen
                           Vice President                         State Street Bank and Trust Company
                                                                  225 Franklin Street
                                                                  Boston, MA 02110

                                                                  COUNSEL TO THE FUND

                                                                  Ballard Spahr
                                                                  Andrews & Ingersoll, LLP
                                                                  1735 Market Street
                                                                  Philadelphia, PA 19103

                                                                  COUNSEL TO THE TRUSTEES

                                                                  Kramer, Levin, Naftalis & Frankel LLP
                                                                  919 Third Avenue
                                                                  New York, NY 10022

                                                                  DISTRIBUTOR

                                                                  A I M Distributors, Inc.
                                                                  11 Greenway Plaza
                                                                  Suite 100
                                                                  Houston, TX 77046

                          EQUITY FUNDS

       DOMESTIC EQUITY FUNDS              INTERNATIONAL/GLOBAL EQUITY FUNDS       A I M Management Group Inc. has provided
                                                                                  leadership in the mutual fund industry since
          MORE AGGRESSIVE                         MORE AGGRESSIVE                 1976 and manages approximately $158 billion
                                                                                  in assets for more than 9 million shareholders,
AIM Small Cap Opportunities(1)      AIM Developing Markets                        including individual investors, corporate
AIM Mid Cap Opportunities(1)        AIM European Small Company                    clients and financial institutions.*
AIM Large Cap Opportunities(1)      AIM Asian Growth
AIM Emerging Growth                 AIM International Emerging Growth                The AIM Family of Funds--Registered
AIM Small Cap Growth(2)             AIM Global Aggressive Growth                  Trademark-- is distributed nationwide. AIM is a
AIM Aggressive Growth               AIM European Development                      subsidiary of AMVESCAP PLC, one of the world's
AIM Mid Cap Growth                  AIM Euroland Growth                           largest independent financial services companies
AIM Dent Demographic Trends         AIM International Equity                      with $398 billion in assets under management.*
AIM Constellation                   AIM Global Growth
AIM Large Cap Growth                AIM Worldwide Spectrum
AIM Weingarten                      AIM Global Trends
AIM Small Cap Equity                AIM International Value(4)
AIM Capital Development
AIM Charter                                     MORE CONSERVATIVE
AIM Mid Cap Equity
AIM Select Equity(3)                           SECTOR EQUITY FUNDS
AIM Value II
AIM Value                                         MORE AGGRESSIVE
AIM Blue Chip
AIM Mid Cap Basic Value             AIM New Technology
AIM Large Cap Core Equity           AIM Global Telecommunications and Technology
AIM Basic Value                     AIM Global Energy(5)
AIM Large Cap Basic Value           AIM Global Infrastructure
AIM Balanced                        AIM Global Financial Services
AIM Basic Balanced                  AIM Global Health Care
                                    AIM Global Utilities
        MORE CONSERVATIVE           AIM Real Estate(6)

                                                MORE CONSERVATIVE

                     FIXED-INCOME FUNDS

    TAXABLE FIXED-INCOME FUNDS              TAX-FREE FIXED-INCOME FUNDS

          MORE AGGRESSIVE                         MORE AGGRESSIVE

AIM High Yield II                            AIM High Income Municipal
AIM High Yield                               AIM Municipal Bond
AIM Strategic Income                         AIM Tax-Free Intermediate
AIM Income                                   AIM Tax-Exempt Cash
AIM Global Income
AIM Total Return Bond                            MORE CONSERVATIVE
AIM Intermediate Government
AIM Floating Rate
AIM Limited Maturity Treasury
AIM Money Market

        MORE CONSERVATIVE

When assessing the degree of risk, AIM considered the following three factors: the funds' portfolio holdings, volatility patterns over time and diversification permitted within the fund. Fund rankings are relative to one another within the particular group of The AIM Family of Funds--Registered Trademark-- and should not be compared with other investments. There is no guarantee that any one AIM fund will be less volatile than any other. This order is subject to change. (1) Closed to new investors. (2) On March 18, 2002, AIM Small Cap Growth Fund was closed to most investors. For more information on who may continue to invest in the fund, please contact your financial advisor. (3) On July 13, 2001, AIM Select Growth Fund was renamed AIM Select Equity Fund. (4) On July 1, 2001, AIM Advisor International Value Fund was renamed AIM International Value Fund. (5) On September 1, 2001, AIM Global Resources Fund was renamed AIM Global Energy Fund. (6) On July 1, 2001, AIM Advisor Real Estate Fund was renamed AIM Real Estate Fund. FOR MORE COMPLETE INFORMATION ABOUT ANY AIM FUND, INCLUDING THE RISKS, SALES CHARGES AND EXPENSES, OBTAIN THE APPROPRIATE PROSPECTUS(ES) FROM YOUR FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS(ES) CAREFULLY BEFORE YOU INVEST OR SEND MONEY. If used as sales material after April 20, 2002, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Review of Performance for the most recent quarter-end.

* As of 12/31/01                                        [AIM LOGO APPEARS HERE]
                                                        --Registered Trademark--
                                                         INVEST WITH DISCPLINE
                                                        --Registered Trademark--

                                                                      IVAL-SAR-1
A I M DISTRIBUTORS, INC.